Shareholder Report, Holdings (Details)	Jun. 30, 2026
AVIP Bond Portfolio - Class I | QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5.700%, 04/15/2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP Bond Portfolio - Class I | Blackstone Private Credit Fund 6.000%, 01/29/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Bond Portfolio - Class I | Bank of Nova Scotia / The 6.875%, 10/27/2085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Bond Portfolio - Class I | Prudential Financial, Inc. 4.500%, 09/15/2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio - Class I | Antares Holdings LP 2.750%, 01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio - Class I | Morgan Stanley 4.892%, 10/22/2036
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio - Class I | First Citizens BancShares, Inc. 5.600%, 09/05/2035
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Bond Portfolio - Class I | BGC Group, Inc. 6.150%, 04/02/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Bond Portfolio - Class I | Fifth Third Bank N.A. 5.332%, 08/25/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Bond Portfolio - Class I | Antares Holdings LP 6.625%, 06/10/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Bond Portfolio - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
AVIP Bond Portfolio - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
AVIP Bond Portfolio - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP Bond Portfolio - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP Bond Portfolio - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Bond Portfolio - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AVIP Bond Portfolio - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP Bond Portfolio - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AVIP Bond Portfolio - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP Bond Portfolio - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Bond Portfolio - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP Bond Portfolio - Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
AVIP Bond Portfolio - Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.60%
AVIP Bond Portfolio - Class I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Bond Portfolio - Class I | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Bond Portfolio - Class I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP Bond Portfolio - Class II | QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5.700%, 04/15/2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP Bond Portfolio - Class II | Blackstone Private Credit Fund 6.000%, 01/29/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Bond Portfolio - Class II | Bank of Nova Scotia / The 6.875%, 10/27/2085 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Bond Portfolio - Class II | Prudential Financial, Inc. 4.500%, 09/15/2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio - Class II | Antares Holdings LP 2.750%, 01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio - Class II | Morgan Stanley 4.892%, 10/22/2036
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio - Class II | First Citizens BancShares, Inc. 5.600%, 09/05/2035
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Bond Portfolio - Class II | BGC Group, Inc. 6.150%, 04/02/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Bond Portfolio - Class II | Fifth Third Bank N.A. 5.332%, 08/25/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Bond Portfolio - Class II | Antares Holdings LP 6.625%, 06/10/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Bond Portfolio - Class II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
AVIP Bond Portfolio - Class II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
AVIP Bond Portfolio - Class II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP Bond Portfolio - Class II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP Bond Portfolio - Class II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Bond Portfolio - Class II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AVIP Bond Portfolio - Class II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP Bond Portfolio - Class II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AVIP Bond Portfolio - Class II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP Bond Portfolio - Class II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Bond Portfolio - Class II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP Bond Portfolio - Class II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
AVIP Bond Portfolio - Class II | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.60%
AVIP Bond Portfolio - Class II | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Bond Portfolio - Class II | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Bond Portfolio - Class II | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP BlackRock Balanced Allocation Portfolio - Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%
AVIP BlackRock Balanced Allocation Portfolio - Class I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%
AVIP BlackRock Balanced Allocation Portfolio - CLASS II | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP BlackRock Advantage International Equity Portfolio - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.60%
AVIP BlackRock Advantage International Equity Portfolio - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.30%
AVIP BlackRock Advantage International Equity Portfolio - Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.60%
AVIP BlackRock Advantage International Equity Portfolio - Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP BlackRock Advantage International Equity Portfolio - Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
AVIP BlackRock Advantage International Equity Portfolio - Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP BlackRock Advantage International Equity Portfolio - Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AVIP BlackRock Advantage International Equity Portfolio - Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AVIP BlackRock Advantage International Equity Portfolio - Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP BlackRock Advantage International Equity Portfolio - Class I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP BlackRock Advantage International Equity Portfolio - Class I | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP BlackRock Advantage International Equity Portfolio - Class II | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.60%
AVIP BlackRock Advantage International Equity Portfolio - Class II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.30%
AVIP BlackRock Advantage International Equity Portfolio - Class II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.60%
AVIP BlackRock Advantage International Equity Portfolio - Class II | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP BlackRock Advantage International Equity Portfolio - Class II | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
AVIP BlackRock Advantage International Equity Portfolio - Class II | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP BlackRock Advantage International Equity Portfolio - Class II | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AVIP BlackRock Advantage International Equity Portfolio - Class II | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AVIP BlackRock Advantage International Equity Portfolio - Class II | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP BlackRock Advantage International Equity Portfolio - Class II | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP BlackRock Advantage International Equity Portfolio - Class II | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Taiwan Semiconductor Manufacturing Co. Ltd. – ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Royalty Pharma PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Fidelity Institutional AM® Equity Growth Portfolio - Class I | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP AB Small Cap Portfolio - Class I | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP AB Small Cap Portfolio - Class I | Ultra Clean Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP AB Small Cap Portfolio - Class I | Moog, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP AB Small Cap Portfolio - Class I | Glaukos Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP AB Small Cap Portfolio - Class I | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Small Cap Portfolio - Class I | Chefs' Warehouse, Inc. / The
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Small Cap Portfolio - Class I | Enpro, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Small Cap Portfolio - Class I | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP AB Small Cap Portfolio - Class I | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP AB Small Cap Portfolio - Class I | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP AB Small Cap Portfolio - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
AVIP AB Small Cap Portfolio - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP AB Small Cap Portfolio - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
AVIP AB Small Cap Portfolio - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP AB Small Cap Portfolio - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
AVIP AB Small Cap Portfolio - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AVIP AB Small Cap Portfolio - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
AVIP AB Small Cap Portfolio - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP AB Small Cap Portfolio - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP AB Small Cap Portfolio - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
AVIP AB Small Cap Portfolio - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP AB Small Cap Portfolio - Class I | Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
AVIP AB Small Cap Portfolio - Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP AB Small Cap Portfolio - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
AVIP AB Mid Cap Core Portfolio - CLASS I | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP AB Mid Cap Core Portfolio - CLASS I | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP AB Mid Cap Core Portfolio - CLASS I | BorgWarner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio - CLASS I | SiTime Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio - CLASS I | F5, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio - CLASS I | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio - CLASS I | Reliance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio - CLASS I | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP AB Mid Cap Core Portfolio - CLASS I | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Mid Cap Core Portfolio - CLASS I | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
AVIP AB Mid Cap Core Portfolio - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP AB Mid Cap Core Portfolio - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
AVIP AB Mid Cap Core Portfolio - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AVIP AB Mid Cap Core Portfolio - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
AVIP AB Mid Cap Core Portfolio - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AVIP AB Mid Cap Core Portfolio - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
AVIP AB Mid Cap Core Portfolio - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AVIP AB Mid Cap Core Portfolio - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP AB Mid Cap Core Portfolio - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AVIP AB Mid Cap Core Portfolio - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AVIP AB Mid Cap Core Portfolio - CLASS I | Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
AVIP AB Mid Cap Core Portfolio - CLASS I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP AB Mid Cap Core Portfolio - CLASS I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
AVIP AB Mid Cap Core Portfolio - CLASS I | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP AB Mid Cap Core Portfolio - CLASS II | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP AB Mid Cap Core Portfolio - CLASS II | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP AB Mid Cap Core Portfolio - CLASS II | BorgWarner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio - CLASS II | SiTime Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio - CLASS II | F5, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio - CLASS II | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio - CLASS II | Reliance, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio - CLASS II | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP AB Mid Cap Core Portfolio - CLASS II | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Mid Cap Core Portfolio - CLASS II | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
AVIP AB Mid Cap Core Portfolio - CLASS II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP AB Mid Cap Core Portfolio - CLASS II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
AVIP AB Mid Cap Core Portfolio - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AVIP AB Mid Cap Core Portfolio - CLASS II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
AVIP AB Mid Cap Core Portfolio - CLASS II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AVIP AB Mid Cap Core Portfolio - CLASS II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
AVIP AB Mid Cap Core Portfolio - CLASS II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AVIP AB Mid Cap Core Portfolio - CLASS II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP AB Mid Cap Core Portfolio - CLASS II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AVIP AB Mid Cap Core Portfolio - CLASS II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AVIP AB Mid Cap Core Portfolio - CLASS II | Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
AVIP AB Mid Cap Core Portfolio - CLASS II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP AB Mid Cap Core Portfolio - CLASS II | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
AVIP AB Mid Cap Core Portfolio - CLASS II | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP S&P 500® Index Portfolio - CLASS I | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP S&P 500® Index Portfolio - CLASS I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
AVIP S&P 500® Index Portfolio - CLASS I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AVIP S&P 500® Index Portfolio - CLASS I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AVIP S&P 500® Index Portfolio - CLASS I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP S&P 500® Index Portfolio - CLASS I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP S&P 500® Index Portfolio - CLASS I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP S&P 500® Index Portfolio - CLASS I | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP S&P 500® Index Portfolio - CLASS I | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP S&P 500® Index Portfolio - CLASS I | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP S&P 500® Index Portfolio - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
AVIP S&P 500® Index Portfolio - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP S&P 500® Index Portfolio - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
AVIP S&P 500® Index Portfolio - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AVIP S&P 500® Index Portfolio - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
AVIP S&P 500® Index Portfolio - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP S&P 500® Index Portfolio - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
AVIP S&P 500® Index Portfolio - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP S&P 500® Index Portfolio - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
AVIP S&P 500® Index Portfolio - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP S&P 500® Index Portfolio - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP S&P 500® Index Portfolio - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP S&P 500® Index Portfolio - CLASS I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
AVIP S&P 500® Index Portfolio - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP S&P 500® Index Portfolio - CLASS II | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP S&P 500® Index Portfolio - CLASS II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
AVIP S&P 500® Index Portfolio - CLASS II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AVIP S&P 500® Index Portfolio - CLASS II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AVIP S&P 500® Index Portfolio - CLASS II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP S&P 500® Index Portfolio - CLASS II | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP S&P 500® Index Portfolio - CLASS II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP S&P 500® Index Portfolio - CLASS II | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP S&P 500® Index Portfolio - CLASS II | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP S&P 500® Index Portfolio - CLASS II | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP S&P 500® Index Portfolio - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
AVIP S&P 500® Index Portfolio - CLASS II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP S&P 500® Index Portfolio - CLASS II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
AVIP S&P 500® Index Portfolio - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AVIP S&P 500® Index Portfolio - CLASS II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
AVIP S&P 500® Index Portfolio - CLASS II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP S&P 500® Index Portfolio - CLASS II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
AVIP S&P 500® Index Portfolio - CLASS II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP S&P 500® Index Portfolio - CLASS II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
AVIP S&P 500® Index Portfolio - CLASS II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP S&P 500® Index Portfolio - CLASS II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP S&P 500® Index Portfolio - CLASS II | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP S&P 500® Index Portfolio - CLASS II | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
AVIP S&P 500® Index Portfolio - CLASS II | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Procter & Gamble Co. / The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Procter & Gamble Co. / The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
AVIP BlackRock Advantage Large Cap Value Portfolio - CLASS II | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
AVIP High Income Bond Portfolio - Class I | Ally Financial, Inc. 7.100% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP High Income Bond Portfolio - Class I | Citigroup, Inc. 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP High Income Bond Portfolio - Class I | Antares Holdings LP 6.625%, 06/10/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP High Income Bond Portfolio - Class I | Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP High Income Bond Portfolio - Class I | Apollo Debt Solutions BDC 6.550%, 03/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP High Income Bond Portfolio - Class I | Synchrony Financial 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP High Income Bond Portfolio - Class I | SLM Corp. 6.495%, 05/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP High Income Bond Portfolio - Class I | Blackstone Private Credit Fund 6.000%, 11/22/2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP High Income Bond Portfolio - Class I | Oaktree Strategic Credit Fund 6.500%, 07/23/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP High Income Bond Portfolio - Class I | Valley National Bancorp 6.219%, 06/01/2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP High Income Bond Portfolio - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
AVIP High Income Bond Portfolio - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AVIP High Income Bond Portfolio - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AVIP High Income Bond Portfolio - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP High Income Bond Portfolio - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP High Income Bond Portfolio - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
AVIP High Income Bond Portfolio - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
AVIP High Income Bond Portfolio - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP High Income Bond Portfolio - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
AVIP High Income Bond Portfolio - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
AVIP High Income Bond Portfolio - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AVIP High Income Bond Portfolio - Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.70%
AVIP High Income Bond Portfolio - Class I | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
AVIP High Income Bond Portfolio - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP High Income Bond Portfolio - Class I | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP High Income Bond Portfolio - Class I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP High Income Bond Portfolio - CLASS II | Ally Financial, Inc. 7.100% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP High Income Bond Portfolio - CLASS II | Citigroup, Inc. 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP High Income Bond Portfolio - CLASS II | Antares Holdings LP 6.625%, 06/10/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP High Income Bond Portfolio - CLASS II | Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP High Income Bond Portfolio - CLASS II | Apollo Debt Solutions BDC 6.550%, 03/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP High Income Bond Portfolio - CLASS II | Synchrony Financial 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP High Income Bond Portfolio - CLASS II | SLM Corp. 6.495%, 05/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP High Income Bond Portfolio - CLASS II | Blackstone Private Credit Fund 6.000%, 11/22/2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP High Income Bond Portfolio - CLASS II | Oaktree Strategic Credit Fund 6.500%, 07/23/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP High Income Bond Portfolio - CLASS II | Valley National Bancorp 6.219%, 06/01/2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP High Income Bond Portfolio - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
AVIP High Income Bond Portfolio - CLASS II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AVIP High Income Bond Portfolio - CLASS II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AVIP High Income Bond Portfolio - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP High Income Bond Portfolio - CLASS II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP High Income Bond Portfolio - CLASS II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
AVIP High Income Bond Portfolio - CLASS II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
AVIP High Income Bond Portfolio - CLASS II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP High Income Bond Portfolio - CLASS II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
AVIP High Income Bond Portfolio - CLASS II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
AVIP High Income Bond Portfolio - CLASS II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AVIP High Income Bond Portfolio - CLASS II | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.70%
AVIP High Income Bond Portfolio - CLASS II | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
AVIP High Income Bond Portfolio - CLASS II | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP High Income Bond Portfolio - CLASS II | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP High Income Bond Portfolio - CLASS II | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AVIP Nasdaq-100® Index Portfolio - CLASS I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Nasdaq-100® Index Portfolio - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
AVIP Nasdaq-100® Index Portfolio - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AVIP Nasdaq-100® Index Portfolio - CLASS II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Nasdaq-100® Index Portfolio - CLASS II | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
AVIP Nasdaq-100® Index Portfolio - CLASS II | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
AVIP BlackRock Advantage Large Cap Core Portfolio - CLASS II | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Moog, Inc. Class A
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | EnerSys [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | MaxLinear, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Argan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Plexus Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Kulicke & Soffa Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Silicon Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
AVIP BlackRock Advantage Small Cap Growth Portfolio - Class I | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP S&P MidCap 400® Index Portfolio - Class I | Twilio, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP S&P MidCap 400® Index Portfolio - Class I | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP S&P MidCap 400® Index Portfolio - Class I | MKS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP S&P MidCap 400® Index Portfolio - Class I | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP S&P MidCap 400® Index Portfolio - Class I | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP S&P MidCap 400® Index Portfolio - Class I | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP S&P MidCap 400® Index Portfolio - Class I | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio - Class I | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio - Class I | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio - Class I | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
AVIP S&P MidCap 400® Index Portfolio - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP S&P MidCap 400® Index Portfolio - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
AVIP S&P MidCap 400® Index Portfolio - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP S&P MidCap 400® Index Portfolio - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
AVIP S&P MidCap 400® Index Portfolio - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AVIP S&P MidCap 400® Index Portfolio - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
AVIP S&P MidCap 400® Index Portfolio - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP S&P MidCap 400® Index Portfolio - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP S&P MidCap 400® Index Portfolio - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
AVIP S&P MidCap 400® Index Portfolio - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AVIP S&P MidCap 400® Index Portfolio - Class I | Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
AVIP S&P MidCap 400® Index Portfolio - Class I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP S&P MidCap 400® Index Portfolio - Class I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
AVIP S&P MidCap 400® Index Portfolio - Class II | Twilio, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP S&P MidCap 400® Index Portfolio - Class II | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP S&P MidCap 400® Index Portfolio - Class II | MKS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP S&P MidCap 400® Index Portfolio - Class II | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP S&P MidCap 400® Index Portfolio - Class II | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP S&P MidCap 400® Index Portfolio - Class II | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP S&P MidCap 400® Index Portfolio - Class II | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio - Class II | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio - Class II | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio - Class II | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio - Class II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
AVIP S&P MidCap 400® Index Portfolio - Class II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP S&P MidCap 400® Index Portfolio - Class II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
AVIP S&P MidCap 400® Index Portfolio - Class II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP S&P MidCap 400® Index Portfolio - Class II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
AVIP S&P MidCap 400® Index Portfolio - Class II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AVIP S&P MidCap 400® Index Portfolio - Class II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
AVIP S&P MidCap 400® Index Portfolio - Class II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP S&P MidCap 400® Index Portfolio - Class II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP S&P MidCap 400® Index Portfolio - Class II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
AVIP S&P MidCap 400® Index Portfolio - Class II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AVIP S&P MidCap 400® Index Portfolio - Class II | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
AVIP S&P MidCap 400® Index Portfolio - Class II | Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
AVIP S&P MidCap 400® Index Portfolio - Class II | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
AVIP BlackRock Advantage Large Cap Growth Portfolio - CLASS II | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | U.S. Treasury Note 3.250%, 05/15/2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | iShares MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Invesco QQQ Trust Series 1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | U.S. Treasury Bond 4.625%, 02/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | U.S. Treasury Bond 4.750%, 05/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.30%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS I | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | iShares MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Invesco QQQ Trust Series 1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | U.S. Treasury Bond 4.625%, 02/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | U.S. Treasury Bond 4.750%, 05/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | U.S. Treasury Bond 3.250%, 05/15/2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.30%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP Constellation Dynamic Risk Balanced Portfolio - CLASS II [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Core Plus Bond Portfolio - CLASS I | U.S. Treasury Note 4.125%, 03/31/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP Core Plus Bond Portfolio - CLASS I | U.S. Treasury Bond 4.250%, 08/15/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP Core Plus Bond Portfolio - CLASS I | Palmer Square CLO 2023-3A AR TSFR3M + 122, 01/20/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS I | Madison Park Funding LXI Ltd. 2023-61A AR TSFR3M + 122, 01/20/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS I | Diameter Capital CLO 4 Ltd. 2022-4A ARR TSFR3M + 123, 01/15/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS I | AB BSL CLO 7 Ltd. 2025-7A A1 TSFR3M + 123, 01/15/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS I | Pikes Peak CLO 2026-22A A1 TSFR3M + 119, 04/20/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS I | Regatta XVI Funding Ltd. 2019-2A A1R2 TSFR3M + 119, 04/15/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS I | MidOcean Credit CLO XIII Ltd. 2023-13A AR1 TSFR3M + 120, 01/21/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS I | ARES Loan Funding I Ltd. 2021-ALFA AR TSFR3M + 117, 04/15/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
AVIP Core Plus Bond Portfolio - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AVIP Core Plus Bond Portfolio - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP Core Plus Bond Portfolio - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP Core Plus Bond Portfolio - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP Core Plus Bond Portfolio - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP Core Plus Bond Portfolio - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Core Plus Bond Portfolio - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Core Plus Bond Portfolio - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Core Plus Bond Portfolio - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP Core Plus Bond Portfolio - CLASS I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
AVIP Core Plus Bond Portfolio - CLASS I | Asset-Backed / Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
AVIP Core Plus Bond Portfolio - CLASS I | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
AVIP Core Plus Bond Portfolio - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
AVIP Core Plus Bond Portfolio - CLASS I | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP Core Plus Bond Portfolio - CLASS I | Sovereign Debt Issues [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP Core Plus Bond Portfolio - CLASS I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Core Plus Bond Portfolio - CLASS I | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Core Plus Bond Portfolio - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP Core Plus Bond Portfolio - CLASS II | U.S. Treasury Note 4.125%, 03/31/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP Core Plus Bond Portfolio - CLASS II | U.S. Treasury Bond 4.250%, 08/15/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP Core Plus Bond Portfolio - CLASS II | Palmer Square CLO 2023-3A AR TSFR3M + 122, 01/20/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS II | Madison Park Funding LXI Ltd. 2023-61A AR TSFR3M + 122, 01/20/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS II | Diameter Capital CLO 4 Ltd. 2022-4A ARR TSFR3M + 123, 01/15/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS II | AB BSL CLO 7 Ltd. 2025-7A A1 TSFR3M + 123, 01/15/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS II | Pikes Peak CLO 2026-22A A1 TSFR3M + 119, 04/20/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS II | Regatta XVI Funding Ltd. 2019-2A A1R2 TSFR3M + 119, 04/15/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS II | MidOcean Credit CLO XIII Ltd. 2023-13A AR1 TSFR3M + 120, 01/21/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS II | ARES Loan Funding I Ltd. 2021-ALFA AR TSFR3M + 117, 04/15/2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
AVIP Core Plus Bond Portfolio - CLASS II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AVIP Core Plus Bond Portfolio - CLASS II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP Core Plus Bond Portfolio - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP Core Plus Bond Portfolio - CLASS II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP Core Plus Bond Portfolio - CLASS II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP Core Plus Bond Portfolio - CLASS II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Core Plus Bond Portfolio - CLASS II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Core Plus Bond Portfolio - CLASS II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Core Plus Bond Portfolio - CLASS II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Core Plus Bond Portfolio - CLASS II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP Core Plus Bond Portfolio - CLASS II | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
AVIP Core Plus Bond Portfolio - CLASS II | Asset-Backed / Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
AVIP Core Plus Bond Portfolio - CLASS II | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
AVIP Core Plus Bond Portfolio - CLASS II | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
AVIP Core Plus Bond Portfolio - CLASS II | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP Core Plus Bond Portfolio - CLASS II | Sovereign Debt Issues [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP Core Plus Bond Portfolio - CLASS II | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Core Plus Bond Portfolio - CLASS II | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Core Plus Bond Portfolio - CLASS II | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Consolidated Edison, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Intech U.S. Low Volatility Portfolio - Class I [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Consolidated Edison, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Intech U.S. Low Volatility Portfolio - CLASS II [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP AB Relative Value Portfolio - CLASS I | Taiwan Semiconductor Manufacturing Co. Ltd. – ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP AB Relative Value Portfolio - CLASS I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP AB Relative Value Portfolio - CLASS I | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AVIP AB Relative Value Portfolio - CLASS I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP AB Relative Value Portfolio - CLASS I | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP AB Relative Value Portfolio - CLASS I | RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP AB Relative Value Portfolio - CLASS I | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP AB Relative Value Portfolio - CLASS I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP AB Relative Value Portfolio - CLASS I | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP AB Relative Value Portfolio - CLASS I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP AB Relative Value Portfolio - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
AVIP AB Relative Value Portfolio - CLASS I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP AB Relative Value Portfolio - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
AVIP AB Relative Value Portfolio - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
AVIP AB Relative Value Portfolio - CLASS I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
AVIP AB Relative Value Portfolio - CLASS I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP AB Relative Value Portfolio - CLASS I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
AVIP AB Relative Value Portfolio - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP AB Relative Value Portfolio - CLASS I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AVIP AB Relative Value Portfolio - CLASS I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
AVIP AB Relative Value Portfolio - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP AB Relative Value Portfolio - CLASS I | Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
AVIP AB Relative Value Portfolio - CLASS I | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
AVIP Constellation Managed Risk Balanced Portfolio - CLASS I | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AVIP Constellation Managed Risk Balanced Portfolio - CLASS I | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
AVIP Constellation Managed Risk Balanced Portfolio - CLASS I | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AVIP Constellation Managed Risk Balanced Portfolio - CLASS I | Invesco QQQ Trust Series 1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AVIP Constellation Managed Risk Balanced Portfolio - CLASS I | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
AVIP Constellation Managed Risk Balanced Portfolio - CLASS I | iShares iBoxx $ Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AVIP Constellation Managed Risk Balanced Portfolio - CLASS I | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AVIP Constellation Managed Risk Balanced Portfolio - CLASS I | iShares Core S&P MidCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP Constellation Managed Risk Balanced Portfolio - CLASS I | State Street SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP Constellation Managed Risk Balanced Portfolio - CLASS I | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP Constellation Managed Risk Balanced Portfolio - CLASS I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
AVIP Constellation Managed Risk Balanced Portfolio - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I | Invesco QQQ Trust Series 1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I | State Street SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I | Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
AVIP Constellation Managed Risk Moderate Growth Portfolio - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP Constellation Managed Risk Growth Portfolio - CLASS I | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AVIP Constellation Managed Risk Growth Portfolio - CLASS I | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
AVIP Constellation Managed Risk Growth Portfolio - CLASS I | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP Constellation Managed Risk Growth Portfolio - CLASS I | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP Constellation Managed Risk Growth Portfolio - CLASS I | Invesco QQQ Trust Series 1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
AVIP Constellation Managed Risk Growth Portfolio - CLASS I | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
AVIP Constellation Managed Risk Growth Portfolio - CLASS I | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AVIP Constellation Managed Risk Growth Portfolio - CLASS I | iShares Core S&P MidCap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
AVIP Constellation Managed Risk Growth Portfolio - CLASS I | State Street SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AVIP Constellation Managed Risk Growth Portfolio - CLASS I | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP Constellation Managed Risk Growth Portfolio - CLASS I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
AVIP Constellation Managed Risk Growth Portfolio - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP Moderately Conservative Model Portfolio - CLASS I | PIMCO Total Return Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
AVIP Moderately Conservative Model Portfolio - CLASS I | AVIP Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
AVIP Moderately Conservative Model Portfolio - CLASS I | AVIP S&P 500® Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	14.00%
AVIP Moderately Conservative Model Portfolio - CLASS I | PIMCO Low Duration Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
AVIP Moderately Conservative Model Portfolio - CLASS I | AVIP Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AVIP Moderately Conservative Model Portfolio - CLASS I | AVIP S&P MidCap 400® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP Moderately Conservative Model Portfolio - CLASS I | AVIP High Income Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Moderately Conservative Model Portfolio - CLASS I | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Moderately Conservative Model Portfolio - CLASS I | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Moderately Conservative Model Portfolio - CLASS I | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Moderately Conservative Model Portfolio - CLASS I | Open-End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AVIP Balanced Model Portfolio - CLASS I | PIMCO Total Return Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
AVIP Balanced Model Portfolio - CLASS I | AVIP Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AVIP Balanced Model Portfolio - CLASS I | AVIP S&P 500® Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	16.00%
AVIP Balanced Model Portfolio - CLASS I | PIMCO Low Duration Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP Balanced Model Portfolio - CLASS I | AVIP Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Balanced Model Portfolio - CLASS I | AVIP S&P MidCap 400® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
AVIP Balanced Model Portfolio - CLASS I | AVIP High Income Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Balanced Model Portfolio - CLASS I | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Balanced Model Portfolio - CLASS I | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Balanced Model Portfolio - CLASS I | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Balanced Model Portfolio - CLASS I | Open-End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AVIP Moderate Growth Model Portfolio - CLASS I | PIMCO Total Return Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Moderate Growth Model Portfolio - CLASS I | AVIP Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Moderate Growth Model Portfolio - CLASS I | AVIP S&P 500® Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.00%
AVIP Moderate Growth Model Portfolio - CLASS I | AVIP Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Moderate Growth Model Portfolio - CLASS I | AVIP S&P MidCap 400® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
AVIP Moderate Growth Model Portfolio - CLASS I | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP Moderate Growth Model Portfolio - CLASS I | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Moderate Growth Model Portfolio - CLASS I | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Moderate Growth Model Portfolio - CLASS I | AVIP AB Relative Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Moderate Growth Model Portfolio - CLASS I | AVIP BlackRock Advantage Large Cap Core Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Moderate Growth Model Portfolio - CLASS I | Open-End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AVIP Growth Model Portfolio - CLASS I | AVIP S&P 500® Index Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.90%
AVIP Growth Model Portfolio - CLASS I | AVIP S&P MidCap 400® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
AVIP Growth Model Portfolio - CLASS I | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
AVIP Growth Model Portfolio - CLASS I | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
AVIP Growth Model Portfolio - CLASS I | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Growth Model Portfolio - CLASS I | AVIP AB Relative Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Growth Model Portfolio - CLASS I | AVIP BlackRock Advantage Large Cap Core Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Growth Model Portfolio - CLASS I | AVIP BlackRock Advantage Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Growth Model Portfolio - CLASS I | DFA Emerging Markets Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Growth Model Portfolio - CLASS I | AVIP AB Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Growth Model Portfolio - CLASS I | Open-End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%